Convertible Notes Payable (Details) - Schedule of fair value of the derivative liabilities and warrants	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Dividend rate
Minimum [Member]
Class of Warrant or Right [Line Items]
Term (in years)	3 months	8 months 8 days
Volatility	293.40%	275.80%
Risk—free interest rate	0.12%	1.56%
Maximum [Member]
Class of Warrant or Right [Line Items]
Term (in years)	5 years	5 years
Volatility	345.70%	317.50%
Risk—free interest rate	0.39%	1.75%